Segment and geographic information	6 Months Ended
Sep. 30, 2018
Segment and Geographic Information [Abstract]
Segment and geographic information

16. Segment and geographic information:

Operating segments—

Nomura’s operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information follow U.S. GAAP, except for the impact of unrealized gains/losses on investments in equity securities held for operating purposes, which under U.S. GAAP are included in Income (loss) before income taxes, but excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “Other”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.

Business segments’ results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2017
Non-interest revenue	¥200,633	¥64,749	¥270,461	¥115,733	¥651,576
Net interest revenue	2,837	(1,234)	67,818	(11,416)	58,005

Net revenue	203,470	63,515	338,279	104,317	709,581
Non-interest expenses	153,031	29,477	295,943	73,383	551,834

Income (loss) before income taxes	¥50,439	¥34,038	¥42,336	¥30,934	¥157,747

Six months ended September 30, 2018
Non-interest revenue	¥174,522	¥52,302	¥236,662	¥56,651	¥520,137
Net interest revenue	4,021	(1,532)	48,288	(16,931)	33,846

Net revenue	178,543	50,770	284,950	39,720	553,983
Non-interest expenses	146,403	31,574	287,459	75,373	540,809

Income (loss) before income taxes	¥32,140	¥19,196	¥(2,509)	¥(35,653)	¥13,174

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2017
Non-interest revenue	¥100,360	¥36,061	¥123,126	¥58,514	¥318,061
Net interest revenue	1,426	(643)	35,837	(5,904)	30,716

Net revenue	101,786	35,418	158,963	52,610	348,777
Non-interest expenses	76,239	14,950	141,980	35,285	268,454

Income (loss) before income taxes	¥25,547	¥20,468	¥16,983	¥17,325	¥80,323

Three months ended September 30, 2018
Non-interest revenue	¥83,857	¥25,455	¥121,965	¥29,514	¥260,791
Net interest revenue	1,853	(774)	25,695	(3,532)	23,242

Net revenue	85,710	24,681	147,660	25,982	284,033
Non-interest expenses	73,494	15,768	142,745	50,448	282,455

Income (loss) before income taxes	¥12,216	¥8,913	¥4,915	¥(24,466)	¥1,578

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “Other.”

The following table presents the major components of Income (loss) before income taxes in “Other.”

	Millions of yen
	Six months ended September 30
	2017	2018
Net gain (loss) related to economic hedging transactions	¥(96)	¥(29,825)
Realized gain (loss) on investments in equity securities held for operating purposes	387	52
Equity in earnings of affiliates	15,430	15,155
Corporate items	1,751	(26,201)
Other(1)	13,462	5,166

Total	¥30,934	¥(35,653)

	Millions of yen
	Three months ended September 30
	2017	2018
Net gain (loss) related to economic hedging transactions	¥558	¥(16,018)
Realized gain (loss) on investments in equity securities held for operating purposes	344	7
Equity in earnings of affiliates	8,408	8,536
Corporate items	1,597	(23,719)
Other(1)	6,418	6,728

Total	¥17,325	¥(24,466)

(1)	Includes the impact of Nomura’s own creditworthiness.

The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported Net revenue, Non-interest expenses and Income before income taxes in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2017	2018
Net revenue	¥709,581	¥553,983
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,735	936

Consolidated net revenue	¥712,316	¥554,919

Non-interest expenses	¥551,834	¥540,809
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥551,834	¥540,809

Income before income taxes	¥157,747	¥13,174
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,735	936

Consolidated income before income taxes	¥160,482	¥14,110

	Millions of yen
	Three months ended September 30
	2017	2018
Net revenue	¥348,777	¥284,033
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,716	(1,111)

Consolidated net revenue	¥351,493	¥282,922

Non-interest expenses	¥268,454	¥282,455
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥268,454	¥282,455

Income before income taxes	¥80,323	¥1,578
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,716	(1,111)

Consolidated income before income taxes	¥83,039	¥467

Geographic information—

Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively. Net revenue and Long-lived assets have been allocated based on transactions with external customers while Income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2017	2018
Net revenue(1):
Americas	¥120,012	¥95,033
Europe	91,922	69,801
Asia and Oceania	32,344	19,916

Subtotal	244,278	184,750
Japan	468,038	370,169

Consolidated	¥712,316	¥554,919

Income (loss) before income taxes:
Americas	¥6,414	¥(23,260)
Europe	891	(16,799)
Asia and Oceania	9,012	201

Subtotal	16,317	(39,858)
Japan	144,165	53,968

Consolidated	¥160,482	¥14,110

	Millions of yen
	Three months ended September 30
	2017	2018
Net revenue(1):
Americas	¥54,250	¥41,931
Europe	47,991	34,181
Asia and Oceania	15,262	10,423

Subtotal	117,503	86,535
Japan	233,990	196,387

Consolidated	¥351,493	¥282,922

Income (loss) before income taxes:
Americas	¥(1,460)	¥(21,576)
Europe	(1,354)	(11,634)
Asia and Oceania	3,665	1,033

Subtotal	851	(32,177)
Japan	82,188	32,644

Consolidated	¥83,039	¥467

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2018	September 30, 2018
Long-lived assets:
Americas	¥117,323	¥124,270
Europe	67,010	68,250
Asia and Oceania	8,613	11,766

Subtotal	192,946	204,286
Japan	231,003	224,187

Consolidated	¥423,949	¥428,473